Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	1.23%	1.25%	1.55%
Weighted-average assumptions used, Discount rates in determining benefit obligation	0.93%	1.23%	1.25%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	3.36%	3.07%	3.31%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	3.23%	3.36%	3.07%
Weighted-average assumptions used, Expected rates of return on plan assets	2.76%	2.83%	2.78%
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.87%	4.25%	4.73%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.87%	4.87%	4.25%
Weighted-average assumptions used, Rates of increase in future compensation level for determining expense	4.64%	4.58%	4.60%
Weighted-average assumptions used, Rates of increase in future compensation level for determining benefit obligation	4.65%	4.64%	4.58%
Weighted-average assumptions used, Expected rates of return on plan assets	7.06%	6.98%	6.92%
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumptions used, Discount rates in determining expense	4.63%	4.01%	4.70%
Weighted-average assumptions used, Discount rates in determining benefit obligation	3.83%	4.63%	4.01%
Weighted-average assumptions used, Expected rates of return on plan assets	7.50%	7.50%	7.50%